UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                               Form 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 1999

Check here if Amendment  [    ];                Amendment Number:   _______

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          C & O Funds Advisor, Inc.
Address:       2050 Tower Place
               3340 Peachtree Road, N.E.
               Atlanta, Georgia  30326

Form 13F File Number:    28- 3468

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:               Michael B. Orkin
     Title:              President
     Phone:              (404)  239-0707

Signature, Place, and Date of Signing:

/s/ Michael B. Orkin                   Atlanta, Georgia     5/7/99
-----------------------------          -----------------    ------
          [Signature]                   [City, State]       [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


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
     Form 13F File Number          Name
     ---------------------         -----

          28- 2699                 Caldwell & Orkin, Inc.

     [Repeat as necessary.]